Additional Information-Financial Statement Schedule I Condensed Financial Information of Parent Company (Tables)	12 Months Ended
Dec. 31, 2020
Additional Information-Financial Statement Schedule I Condensed Financial Information of Parent Company
BALANCE SHEETS

	As of December 31,
	2019	2020
ASSETS
Current assets:

Cash	$40	$3,005
Total current assets	40	3,005
Investment in subsidiaries	899	—
TOTAL ASSETS	$939	$3,005
LIABILITIES AND EQUITY
Current liabilities:
Accrued expenses	1,211	711
Amounts due to subsidiaries	1,684	—
Amounts due to related parties	2,614	—
Warrant liabilites	—	1,690
Total current liabilities	5,509	2,401
Non-current liabilities:
Deficit of investment in subsidiaries	—	659
Total non-current liabilities	—	—
TOTAL LIABILITIES	$5,509	$3,060

Deficit:
Ordinary shares	$5	$6
Additional paid-in capital	186,450	196,335
Accumulated deficit	(188,185)	(193,488)
Accumulated other comprehensive income (loss)	(2,840)	(2,908)
Total deficit	(4,570)	(55)
TOTAL LIABILITIES AND DEFICIT	$939	$3,005

STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS

	Years ended December 31,
	2018	2019	2020
Selling and marketing	$(1,504)	$—	$—
Research and development	(107)	—	—
General and administrative	(11,505)	(371)	(3,745)
Total operating expenses	(13,116)	(371)	(3,745)
Equity in loss of subsidiaries and variable interest entities	(76,099)	(45,745)	(899)
Net loss	$(89,215)	$(46,116)	$(4,644)
Other comprehensive income (loss), net of tax:
Foreign currency translation	404	(4,222)	(68)
Other comprehensive income (loss)	$404	$(4,222)	$(68)
Comprehensive loss	$(88,811)	$(50,338)	$(4,712)

STATEMENTS OF CASH FLOWS

	Years ended December 31,
	2018	2019	2020
Cash flows from operating activities:
Net loss	$(89,215)	$(46,116)	$(5,302)
Equity in loss of subsidiaries and variable interest entities	76,099	45,745	899
Share-based compensation	11,436	—	3,362
Changes in operating assets and liabilities:
Amounts due from/to related parties	173	(20,980)	—
Accrued expenses and other payables	581	(292)	2,347
Prepaid expenses and other current assets	—	123	—
Net cash used in operating activities	(926)	(21,520)	1,306
Cash flows from investing activities:
Repayment of investment in subsidiaries	—	1,586	(2,340)
Net cash provided by investing activities	—	1,586	(2,340)
Cash flows from financing activities:
Proceeds from borrowings	500	—	—
Repayment of borrowings	(500)	—	—
Proceeds of advances from related parties	950	—	—
Repayment of advances from related parties	—	(1,050)	—
Proceeds from convertible loans	—	21,000	—
Proceeds from preferred shares	—	—	3,000
Proceeds from investors	—	—	1,000
Net cash provided by financing activities	950	19,950	4,000
Net increase in cash	24	16	2,965
Cash at beginning of year	—	24	40
Effect of exchange rate changes	—	—	—
Cash at end of year	$24	$40	$3,005